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QUARTERLY REPORT

T-REX 2X LONG PAAS DAILY TARGET ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

	Shares	Value
MONEY MARKET FUND — 8.84%
First American Treasury Obligations Fund - Institutional Class 3.98%(A)	34,303	$34,303
(Cost: $34,303)
TOTAL INVESTMENTS — 8.84%		34,303
(Cost: $34,303)

Other Assets, Net of Liabilities - 91.16%(B)		353,623
TOTAL NET ASSETS — 100.00%		$387,926

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	Pan American Silver Corp.	Receive	OBFR01(C)+ 350bps	Monthly	3/15/2028	$775,910	$36,715
TOTAL RETURN SWAP CONTRACTS						$775,910	$36,715

(A)Effective 7 day yield as of March 31, 2026.

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Money Market Fund	$34,303	$—	$—	$34,303
Net Unrealized Appreciation of Total Return Swap Contracts	—	36,715	—	36,715
	$34,303	$36,715	$—	$71,018